Right of use assets and Lease liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of leases [text block]
Note 22
Right of use assets and Lease liabilities
The Company has implemented IFRS 16 as of January 1, 2019.  This means recognizing the right of use assets for the goods subject to operating lease contracts and a liability equivalent to the present value of the payment associated with the contract.
Considerations:
-
Identification of the asset for right of use: As part of the contract review and analysis process, the Company identified assets by right of use associated with identifiable and non-substitutable lease contracts, which were classified under the item Right of use assets.

-	The Company mainly has warehouses, offices, vehicles and land leased contracts.
-
Interest rate used for the measurement of the financial liability: The Company determined the interest rate based on the currency and the term of the lease contracts. The average incremental borrowing interest rate applied to lease liabilities used is 3.17%.

-	Term of the contract: The Company evaluated the lease clauses, market conditions, costs related to the termination of the contract and early cancellation.
Other considerations:
1)
During the initial measurement of lease agreements, the Company applied exemptions for leases with remaining terms less than 12 months and leases with a value lower than US$ 5,000 (ThCh$ 3,747) as of January 1, 2019. These leases have been considered as short term, therfore no right of use asset or lease liability has been recognized.

2)	The Company excluded initial direct costs from measuring the right of use asset at the date of initial application.
3)	The Company analyzed the lease terms on a case-by-case basis, in those with an option to extend or terminate the lease.
Right of use assets

The net book value of lands, buildings, machinery, fixtures and accessories, and other property, plant and equipment corresponds to financial lease contracts. The movement for assets by right of use is as follows:

	Land and buildings	Machinery	Fixtures, accessories and other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2020
Historic cost	28,320,416	3,105,625	1,516,978	32,943,019
Accumulated depreciation	(4,919,486)	(1,673,525)	(545,887)	(7,138,898)
Book Value	23,400,930	1,432,100	971,091	25,804,121
Additions	1,343,077	2,297,702	1,327,042	4,967,821
Transfers	-	-	(42,913)	(42,913)
Conversion effect historic cost	(694,912)	(754,855)	(19,496)	(1,469,263)
Depreciation (*)	(3,940,998)	(1,136,226)	(734,286)	(5,811,510)
Conversion effect depreciation	318,175	438,803	12,627	769,605
Others increase (decreased) (1)	1,032,591	331,524	32,016	1,396,131
Derecognition of assets due to right of use	(579,026)	-	-	(579,026)
Depreciation of disposals of assets for right of use	44,386	-	-	44,386
Changes	(2,476,707)	1,176,948	574,990	(724,769)
Book Value	20,924,223	2,609,048	1,546,081	25,079,352
As of January 1, 2021
Historic cost	29,484,749	5,304,754	2,793,335	37,582,838
Accumulated depreciation	(8,560,526)	(2,695,706)	(1,247,254)	(12,503,486)
Book Value	20,924,223	2,609,048	1,546,081	25,079,352

As of December 31, 2021
Additions	4,918,674	2,381,913	169,190	7,469,777
Conversion effect historic cost	(52,237)	(95,815)	7,663	(140,389)
Depreciation (*)	(4,592,069)	(2,382,409)	(508,915)	(7,483,393)
Conversion effect depreciation	37,941	49,777	(15,418)	72,300
Others increase (decreased) (1)	1,669,918	1,724,214	(55,796)	3,338,336
Derecognition of assets due to right of use	-	-	(545,706)	(545,706)
Depreciation of disposals of assets for right of use	-	-	545,706	545,706
Changes	1,982,227	1,677,680	(403,276)	3,256,631
Book Value	22,906,450	4,286,728	1,142,805	28,335,983
As of December 31, 2021
Historic cost	34,402,173	10,411,400	1,568,746	46,382,319
Accumulated depreciation	(11,495,723)	(6,124,672)	(425,941)	(18,046,336)
Book Value	22,906,450	4,286,728	1,142,805	28,335,983
(1)	It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.
(*)	This amount includes ThCh$ 702,895 ( ThCh $ 219,520 in 2020) for depreciation activated by agricultural assets, associated to the cost of sale of wine.
Lease liabilities

Lease libialities that accrue interest classified by type of obligation and by their classification in the Consolidated Statement of Financial Position are the following:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Leases liabilities (1)	6,152,361	29,009,023	4,934,639	27,200,272
Total	6,152,361	29,009,023	4,934,639	27,200,272
(1)	See Note 5 - Risk administration.

The most significant financial lease agreements are as follows:

CCU S.A.

In December, 2004, the Company sold a piece of land previously classified as investment property. As part of the transaction, the Company leased eleven floors of a building under construction on the mentioned piece of land.

The building was completed during 2007, and on June 28, 2007, the Company entered into a 25-years lease agreement with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., for a total amount of UF 688,635.63 with an annual interest rate of 7.07%. The current value of the agreement amounted to ThCh$ 10,403,632 as of December 31, 2007. The agreement also grants CCU the right or option to acquire the assets contained in the agreement (real estate, furniture and facilities) as from month 68 of the lease. The lease rentals committed are according to the conditions prevailing in the market.

At the time of sale, the Company recognized ThCh$ 3,108,950 as a gain for the building portion not leased by the Company and ThCh$ 2,276,677 as a liability that was deferred until completion of the building. At this time, the Company recorded the transaction as a financial lease.

On February 28, 2018, the Company carried out an amendment to the contract with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., recording a balance debt of UF 608,375, with 3.95% annual interest and maturity on February 5, 2048.

The book value, nominal value, and interest rates of these lease liabilities are as follows:

Current lease liabilities

As of December 31, 2021

Lease liabilities at book value:

Debtor Tax ID							Maturity (*)
	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	39,035	119,031	158,066	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	109,227	333,423	442,650	Monthly	3.95
Subtotal							148,262	452,454	600,716
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	252,247	413,615	665,862	Monthly	4.01
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	29,985	89,956	119,941	Monthly	1.48
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	651,005	1,876,663	2,527,668	Monthly	1.28
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	163,500	490,494	653,994	Monthly	3.84
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	42,018	116,631	158,649	Monthly	56.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	331,849	995,551	1,327,400	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	27,294	70,837	98,131	Monthly	10.02
Subtotal (leases IFRS )							1,497,898	4,053,747	5,551,645
Total							1,646,160	4,506,201	6,152,361
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	44,628	132,494	177,122	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	255,151	765,452	1,020,603	Monthly
Subtotal							299,779	897,946	1,197,725
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	300,411	481,610	782,021	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	30,978	92,933	123,911	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	636,959	1,843,058	2,480,017	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	193,593	580,778	774,371	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	78,072	215,497	293,569	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	394,253	1,183,604	1,577,857	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	25,556	76,668	102,224	Monthly
Subtotal (leases IFRS )							1,659,822	4,474,148	6,133,970
Total							1,959,601	5,372,094	7,331,695

As of December 31, 2020

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	23,155	69,637	92,792	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	98,975	302,102	401,077	Monthly	3.95
Subtotal							122,130	371,739	493,869
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	197,593	561,775	759,368	Monthly	4.81
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	26,518	79,554	106,072	Monthly	1.00
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	535,711	1,534,451	2,070,162	Monthly	2.03
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	134,975	404,922	539,897	Monthly	3.94
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	58,040	77,662	135,702	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	279,758	501,856	781,614	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	8,960	11,947	20,907	Monthly	5.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	10,143	16,905	27,048	Monthly	13.00
Subtotal (leases IFRS )							1,251,698	3,189,072	4,440,770
Total							1,373,828	3,560,811	4,934,639
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	24,791	73,815	98,606	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	239,332	717,996	957,328	Monthly
Subtotal							264,123	791,811	1,055,934
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	228,314	645,359	873,673	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	28,309	84,926	113,235	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	577,567	1,648,294	2,225,861	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	162,940	488,822	651,762	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	94,385	150,811	245,196	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	314,654	576,359	891,013	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	8,998	11,998	20,996	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	10,249	17,081	27,330	Monthly
Subtotal (leases IFRS )							1,425,416	3,623,650	5,049,066
Total							1,689,539	4,415,461	6,105,000

F-114
Non-current lease liabilities

As of December 31, 2021

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79.862.750-3	CCU and subsidiaries	Chile	97.030.000-7	Suppliers of PPE	Chile	UF	261,722	119,659	-	381,381	Monthly	2.14
90.413.000-1	CCU and subsidiaries	Chile	99.012.000-5	Suppliers of PPE	Chile	UF	932,941	1,000,792	16,507,833	18,441,566	Monthly	3.95
Subtotal							1,194,663	1,120,451	16,507,833	18,822,947
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	277,646	-	-	277,646	Monthly	4.01
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	59,971	-	-	59,971	Monthly	1.48
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	3,337,057	925,258	278,559	4,540,874	Monthly	1.28
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	998,760	447,091	1,461,761	2,907,612	Monthly	3.84
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	217,856	-	-	217,856	Monthly	56.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,994,342	-	-	1,994,342	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	144,630	43,145	-	187,775	Monthly	10.02
Subtotal (leases IFRS )							7,030,262	1,415,494	1,740,320	10,186,076
Total							8,224,925	2,535,945	18,248,153	29,009,023
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	283,368	125,536	-	408,904	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,041,204	2,041,204	21,602,745	25,685,153	Monthly
Subtotal							2,324,572	2,166,740	21,602,745	26,094,057
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	373,997	-	-	373,997	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	72,281	-	-	72,281	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	3,369,640	1,079,613	365,886	4,815,139	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,229,739	624,745	2,233,383	4,087,867	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	360,458	-	-	360,458	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	2,396,449	-	-	2,396,449	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	182,897	56,358	-	239,255	Monthly
Subtotal (leases IFRS )							7,985,461	1,760,716	2,599,269	12,345,446
Total							10,310,033	3,927,456	24,202,014	38,439,503

As of December 31, 2020

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	191,204	32,662	-	223,866	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	845,112	906,295	15,962,034	17,713,441	Monthly	3.95
Subtotal							1,036,316	938,957	15,962,034	17,937,307
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	502,315	43,817	26,094	572,226	Monthly	4.81
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	167,947	-	-	167,947	Monthly	1.00
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,493,765	1,608,717	473,824	4,576,306	Monthly	1.98
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,079,794	556,392	1,372,711	3,008,897	Monthly	3.94
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	64,341	9,357	-	73,698	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	616,287	247,604	-	863,891	Monthly	10.00
Subtotal (leases IFRS )							4,924,449	2,465,887	1,872,629	9,262,965
Total							5,960,765	3,404,844	17,834,663	27,200,272
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

F-115
Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	196,838	32,806	-	229,644	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,914,654	1,914,654	21,220,756	25,050,064	Monthly
Subtotal							2,111,492	1,947,460	21,220,756	25,279,708
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	578,028	53,824	32,356	664,208	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	179,287	-	-	179,287	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,611,279	1,684,219	608,186	4,903,684	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,303,520	706,361	2,082,508	4,092,389	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	145,946	24,101	-	170,047	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	758,240	308,841	-	1,067,081	Monthly
Subtotal (leases IFRS )							5,576,300	2,777,346	2,723,050	11,076,696
Total							7,687,792	4,724,806	23,943,806	36,356,404

Below is the detail of future payments and the value of lease liabilities:

	As of December 31, 2021
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,959,601	313,441	1,646,160
3 months to 1 year	5,372,094	865,893	4,506,201
Over 1 year to 3 years	10,310,033	2,085,108	8,224,925
Over 3 years to 5 years	3,927,456	1,391,511	2,535,945
Over 5 years	24,202,014	5,953,861	18,248,153
Total	45,771,198	10,609,814	35,161,384

	As of December 31, 2020
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,689,539	315,711	1,373,828
3 months to 1 year	4,415,461	854,650	3,560,811
Over 1 year to 3 years	7,687,792	1,727,027	5,960,765
Over 3 years to 5 years	4,724,806	1,319,962	3,404,844
Over 5 years	23,943,806	6,109,143	17,834,663
Total	42,461,404	10,326,493	32,134,911

D)	Reconciliation of liabilities arising from financing activities
	As of December 31, 2020	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2021
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	37,754,705	(40,651,624)	(5,617,084)	7,274,374	6,543,909	2,102,807	-	68,762,117	76,169,204
Bond payable	7,691,023	(5,399,347)	(7,143,086)	-	6,324,080	532,802	-	6,082,158	8,087,630
Lease liabilities	4,934,639	(7,630,800)	(892,619)	-	1,511,877	712,833	2,651,448	4,864,983	6,152,361
Total others financial liabilities current	50,380,367	(53,681,771)	(13,652,789)	7,274,374	14,379,866	3,348,442	2,651,448	79,709,258	90,409,195
Non-current
Bank borrowings	88,151,400	-	-	92,951,539	-	35,046	-	(66,645,389)	114,492,596
Bond payable	324,725,456	-	-	-	-	21,146,340	-	(6,131,382)	339,740,414
Lease liabilities	27,200,272	-	-	-	-	2,014,722	5,117,917	(5,323,888)	29,009,023
Total others financial liabilities non-current	440,077,128	-	-	92,951,539	-	23,196,108	5,117,917	(78,100,659)	483,242,033
Total Other financial liabilities	490,457,495	(53,681,771)	(13,652,789)	100,225,913	14,379,866	26,544,550	7,769,365	1,608,599	573,651,228

	As of December 31, 2019	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2020
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	42,447,438	(90,753,059)	(6,116,509)	72,550,018	6,383,609	(1,118,009)	-	14,361,217	37,754,705
Bond payable	6,744,739	(5,203,248)	(5,906,271)	-	5,714,816	138,255	-	6,202,732	7,691,023
Lease liabilities	4,857,097	(6,857,420)	(641,630)	-	1,257,888	917,429	1,883,967	3,517,308	4,934,639
Total others financial liabilities current	54,049,274	(102,813,727)	(12,664,410)	72,550,018	13,356,313	(62,325)	1,883,967	24,081,257	50,380,367
Non-current
Bank borrowings	99,749,082	-	-	5,559,469	-	307,292	-	(17,464,443)	88,151,400
Bond payable	133,806,947	-	-	191,227,020	-	5,894,221	-	(6,202,732)	324,725,456
Lease liabilities	28,213,259	-	-	-	-	479,576	3,083,854	(4,576,417)	27,200,272
Total others financial liabilities non-current	261,769,288	-	-	196,786,489	-	6,681,089	3,083,854	(28,243,592)	440,077,128
Total Other financial liabilities	315,818,562	(102,813,727)	(12,664,410)	269,336,507	13,356,313	6,618,764	4,967,821	(4,162,335)	490,457,495

F-117
	As of December 31, 2018	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2019
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	38,160,178	(24,502,019)	(12,402,773)	25,347,785	12,639,856	532,163	-	2,672,248	42,447,438
Bond payable	4,081,175	(2,547,487)	(4,734,806)	-	4,758,356	66,887	-	5,120,614	6,744,739
Lease liabilities	365,972	(6,416,902)	(727,334)	-	1,334,118	1,421,871	7,267,645	1,611,727	4,857,097
Total others financial liabilities current	42,607,325	(33,466,408)	(17,864,913)	25,347,785	18,732,330	2,020,921	7,267,645	9,404,589	54,049,274
Non-current
Bank borrowings	75,200,804	-	-	25,641,701	-	2,105,680	-	(3,199,103)	99,749,082
Bond payable	135,281,303	-	-	-	-	3,646,258	-	(5,120,614)	133,806,947
Lease liabilities	17,546,162	-	-	-	-	464,448	11,816,542	(1,613,893)	28,213,259
Total others financial liabilities non-current	228,028,269	-	-	25,641,701	-	6,216,386	11,816,542	(9,933,610)	261,769,288
Total Other financial liabilities	270,635,594	(33,466,408)	(17,864,913)	50,989,486	18,732,330	8,237,307	19,084,187	(529,021)	315,818,562